Subsequent Events - Partnership Agreement (Details) - Partnership Agreement - Bancassurance Partnership - CAD ($) $ in Millions		1 Months Ended
	Jan. 01, 2021	Jan. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Useful life of intangible assets	15 years
Initial payment for bancassurance partnership		$ 472